Significant Accounting Policies - Fixed Assets (Details) - item		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Secondhand Market
Property, Plant and Equipment
Number of vessels acquired		6	5
Gemini Shipholdings Corporation
Property, Plant and Equipment
Number of vessels acquired	5	5